Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Subsequent Events:
Subsequent Events

Note 6 – Subsequent Events

On October 3, 2012, the Company issued 300,000 common shares upon the exercise of 300,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $225,000.  The warrants were originally issued pursuant to a private placement offering of 1,000,000 Units on August 4, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.  For the above share issuances, the shares were not registered under the Securities Act of 1933 in reliance upon the exemptions from registration contained in Regulation S of the Securities Act of 1933. No underwriters were used, nor were any brokerage commissions paid in connection with the above share issuances.

On October 5, 2012, Liberty Silver was named in an Order of Suspension of Trading (the "Order") from the US Securities and Exchange Commission (the “SEC”).  Pursuant to the Order, trading in the Company's securities was suspended from October 5, 2012 through October 18, 2012.  Furthermore, effective October 11, 2012, the Company had its stock quotation under the symbol "LBSV" removed from the OTC Bulletin Board (the "OTCBB") as it became Ineligible for quotation on OTCBB due to quoting inactivity under Securities and Exchange Commission Rule 15c2-11.

On October 12, 2012, the Ontario Securities Commission issued a cease trade order providing that trading in the securities of Liberty Silver Corp. (excepting issuances from treasury) shall cease until 11:59 pm EST on October 18, 2012 (the “OSC Order”).  The OSC Order was effective for the same time frame as the Order of Suspension of Trading imposed by the SEC.

On October 15, 2012, the Company completed a transaction to acquire approximately 100 acres of land located adjacent to the former Trinity Mine on the Company’s Property in Nevada (the “Hi Ho Property”).  In closing the Hi Ho Property transaction, Liberty Silver paid cash consideration of US$250,000 plus transaction expenses, issued 2,583,333 Liberty Silver common shares (the “Liberty Silver Shares”) to Primus Resources, L.C., a Wyoming limited liability company, and James A. Freeman (collectively “Seller”) at a deemed value of US$1,860,000 (US$0.72 per share), and also granted Seller a 2% net smelter royalty on future production from the Hi Ho Property. In addition, pursuant to a registration rights agreement entered into between Liberty Silver and Seller, Liberty Silver will pay Seller additional consideration as follows:

•

if a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013, Liberty Silver will issue an additional 277,778 Liberty Silver common shares to Primus, thereby increasing the total aggregate number of shares issued to  2,861,111 shares at a deemed value of US$2,060,000  (US$0.72 per share); or

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if a registration statement is not declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013, Liberty Silver will pay Primus US$200,000. As well, if the five-day weighted average trading price of Liberty Silver’s common shares on the Toronto Stock Exchange as of March 1, 2013 (the “Market Price”) exceeds US$0.72 per share, Liberty Silver will issue an additional number of Liberty Silver common shares to Primus equal to (a) 277,778 less (b) US$200,000 divided by the Market Price.

The total consideration for the acquisition of the Hi Ho Property will be applied to Liberty Silver’s expenditure commitment under its Earn-In Agreement with Renaissance pursuant to the applicable area of interest provisions.  With the addition of the Hi Ho Property payment, Liberty Silver will have contributed in excess of 85% of its required US$5 million expenditure commitment to earn its 70% interest in the project.  Pursuant to the terms of its Earn-In Agreement with Renaissance, the Company has until March 29, 2016 to incur the balance of its expenditure commitment and, in addition, produce a bankable feasibility study in the following year.

On October 19, 2012, the cease trade orders imposed by the Securities and Exchange Commission and the Ontario Securities Commission expired.  Trading in the Company’s shares on the TSX in Canada resumed on Monday, October 22, 2012.  The Company's stock was not immediately listed, traded or quoted on any of the OTC Markets.  The Company is taking steps to meet requirements necessary to permit its stock to resume trading on the OTCBB.  The Company’s stock may be traded in the US on the “grey market” or through US broker dealers who have access to the TSX.

The Company has evaluated subsequent events for the interim period ended September 30, 2012 through the date that the financial statements were issued, and concluded, aside from the foregoing, that there were no other events or transactions occurring during this period that required recognition or disclosure in its interim financial statements.

Note 10 – Subsequent Events

On August 8, 2012, Liberty Silver entered into a conditional letter agreement with Primus Resources, L.C. to acquire approximately 100 acres located adjacent to the former Trinity Silver mine on the Company’s Trinity property in Nevada (the “Hi Ho Properties”). The Hi Ho Properties are the only acreage not controlled by Liberty Silver or its joint venture partner Renaissance Exploration Inc. on the Trinity land package. Under the terms of the Agreement, Liberty Silver will provide cash consideration of US$150,000 and issue 3,000,000 common shares of Liberty Silver stock to Primus. In addition, Primus will be granted a 2% net smelter royalty (“NSR”) on future production from the Hi Ho Properties. The total consideration for the acquisition of the Hi Ho Properties will be applied to Liberty Silver’s expenditure commitment under its Earn-In Agreement with Renaissance, upon acceptance by Renaissance, pursuant to the applicable area of interest provisions. With the addition of the Hi Ho Properties payment, Liberty Silver will have contributed in excess of 85% of its required US$5 million expenditure commitment to earn its 70% interest in the project. Pursuant to the terms of its Earn-In Agreement with Renaissance, the Company has until March 29, 2016 to incur the balance of its expenditure commitment and, in addition, produce a bankable feasibility study in the following year.

As disclosed on Form CB filed with the Securities and Exchange Commission on July 17, 2012, on July 16, 2012 Liberty Silver commenced an offer (the “Offer”) to purchase all of the issued and outstanding common shares of Sennen Resources Ltd. (“Sennen”). The Offer was open for acceptance by Sennen shareholders until 11:59 P.M. on Monday September 10, 2012.  The Offer was not accepted by the requisite number of Sennen shareholders, therefore the Offer was terminated on September 11, 2012 at 12:00 A.M.

Liberty Silver Corp has evaluated subsequent events for the period ended June 30, 2012 through the date the financial statements were issued, and concluded, aside from the foregoing, that there were no other events or transactions occurring during this period that required recognition or disclosure in its financial statements.